UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sequence Capital, LLC
                 ---------------------------------
   Address:       230 Park Avenue
                 ---------------------------------
                  New York, New York  10169
                 ---------------------------------

Form 13F File Number:     28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Sweeny
         --------------------------------------------
Title:    General Counsel
         --------------------------------------------
Phone:    646-435-5644
         --------------------------------------------

Signature, Place, and Date of Signing:

   /s/    Robert Sweeny               New York, New York  February 14, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 22
                                        --------------------

Form 13F Information Table Value Total:           US$7,875
                                        --------------------
                                            (thousands)


List of Other Included Managers:  None

Form 13F INFORMATION TABLE - December 31, 2010


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------- -------------------- ---------- ---------- --------------------------
                                                     VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- --------- ----------- --- ---- ---------- ---------- -------- --------- ------
ANALOG DEVICES INC        Common Stock   032654105   308          8178   SH       SOLE        n/a        8178
APPLE INC                 Common Stock   037833100   355          1100   SH       SOLE        n/a        1100
APPLIED MATLS INC         Common Stock   038222105   211         15002   SH       SOLE        n/a       15002
CISCO SYS INC             Common Stock   17275R102   396         19551   SH       SOLE        n/a       19551
COLGATE PALMOLIVE CO      Common Stock   194162103   321          4000   SH       SOLE        n/a        4000
CYPRESS SEMICONDUCTOR     Common Stock   232806109   249         13417   SH       SOLE        n/a       13417
DOVER CORP                Common Stock   260003108   384          6565   SH       SOLE        n/a        6565
FOSSIL INC                Common Stock   349882100   254          3600   SH       SOLE        n/a        3600
GOOGLE INC                CL A Common    38259P508   238           400   SH       SOLE        n/a         400
INTEL CORP                Common Stock   458140100   870         41388   SH       SOLE        n/a       41388
K-SWISS INC               CL A Common    482686102   125         10000   SH       SOLE        n/a       10000
LINEAR TECHNOLOGY CORP    Common Stock   535678106   610         17630   SH       SOLE        n/a       17630
MICROSOFT CORPORATION     Common Stock   594918104   419         15000   SH       SOLE        n/a       15000
PROCTER & GAMBLE CO       Common Stock   742718109   600          9323   SH       SOLE        n/a        9323
SEAGATE TECHNOLOGY PLC    Common Stock   G7945M107   154         10232   SH       SOLE        n/a       10232
SHERWIN-WILLIAMS COMPANY  Common Stock   824348106   333          3981   SH       SOLE        n/a        3981
SPDR S&P 500 ETF          Common Stock   78462F103   252          2000   SH       SOLE        n/a        2000
STAPLES INC               Common Stock   855030102   342         15000   SH       SOLE        n/a       15000
TARGET CORP               Common Stock   87612E106   210          3500   SH       SOLE        n/a        3500
TEMPUR PEDIC INTL INC     Common Stock   88023U101   330          8228   SH       SOLE        n/a        8228
TEXAS INSTRS INC          Common Stock   882508104   682         20987   SH       SOLE        n/a       20987
WILLIAMS SONOMA INC       Common Stock   969904101   232          6500   SH       SOLE        n/a        6500
